Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per share of common stock - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Redeemable Class A common stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per share of common stock [Line Items]
Income from investments held in Trust Account	$ 5,752	$ 43,263
Less: Company’s portion available to be withdrawn to pay taxes	(5,752)	(43,263)
Net income attributable to redeemable Class A common stock
Denominator: Weighted average redeemable Class A common stock
Basic and diluted weighted average shares outstanding, redeemable Class A common stock (in Shares)	23,725,000	23,725,000
Basic and diluted net income per share, redeemable Class A common stock (in Dollars per share)	$ 0.00	$ 0.00
Non-redeemable Class A and Class B common stock [Member]
Numerator: Net income (loss) minus net income allocable to redeemable Class A common stock
Net income (loss)	$ (114,348,270)	$ (105,576,176)
Net income allocable to redeemable Class A common stock
Net income (loss) attributable to non-redeemable Class A and Class B common stock	$ (114,348,270)	$ (105,576,176)
Basic and diluted weighted average shares outstanding, non-redeemable Class A and Class B common stock (in Shares)	5,933,850	5,933,850
Basic and diluted net loss per share, non-redeemable Class A and Class B common stock (in Dollars per share)	$ (19.27)	$ (17.79)